NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jul. 31, 2023	Jul. 31, 2022
Accumulated deficit	$ (29,636,574)	$ (28,726,147)
Working capital	$ 70,872